Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 7,008	$ 7,781	$ 11,522
Unrecognized compensation cost	7,086
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	668	729	719
Unrecognized compensation cost	160
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	0 years
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	229	237	272
Unrecognized compensation cost	195
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1 year 7 months 6 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	4,377	4,980	7,929
Unrecognized compensation cost	4,878
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1 year 10 months 24 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	1,734	1,835	2,602
Unrecognized compensation cost	$ 1,853
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	2 years